CAPITAL LEASES PAYABLE	12 Months Ended
Dec. 31, 2011
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
9.	Capital Leases Payable

Capital leases payable at December 31, 2011 is associated with the South African Operations and consists of the following:

Capital lease payable, due in 53 monthly installments of $1,081, including interest at 10%, through April 2016	$46,149

Capital lease payable, due in 35 monthly installments of $800, including interest at 10%, through November 2014	24,186

Capital lease payable, due in 17 monthly installments of $1,470, including interest at 10%, through May 2013	23,211

Capital lease payable, due in 39 monthly installments of $1,022, including interest at 10%, through February 2015	33,897

Total capital leases payable	127,443
Less: current maturities	(41,590)

Total Long-Term Maturities	$85,853

The capital leases cover point of sale and other equipment for the three restaurants operating at December 31, 2011. Annual requirements for capital lease obligations are as follows:

December 31,	Amount
2012	$52,463
2013	42,172
2014	34,022
2015	16,033
2016	5,403
Total minimum lease payments	150,093
Less: amount representing interest	(22,650)

Present Value of Net Minimum Lease Payments	$127,443